Major Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Loss Contingencies [Line Items]
Minimum rental payments for operating leases and minimum lease payments for capital leases in each of the next five years and thereafter
In millions		Operating	Capital
2018		$139	$52
2019		109	17
2020		77	21
2021		59	12
2022		38	7
2023 and thereafter		139	132
Total		$561	241
Less:	Imputed interest on capital leases at rates ranging from approximately 1.0% to 6.8%		83
Present value of minimum lease payments included in debt (Note 10)			$158

Provision for specific environmental sites
In millions	2017	2016	2015
Beginning of year	$86	$110	$114
Accruals and other	16	6	81
Payments	(23)	(29)	(91)
Foreign exchange	(1)	(1)	6
End of year	$78	$86	$110
Current portion - End of year	$57	$50	$51

Employee injuries, Canada
Loss Contingencies [Line Items]
Provision for personal injury and other claims
In millions	2017	2016	2015
Beginning of year	$183	$191	$203
Accruals and other	38	24	17
Payments	(38)	(32)	(29)
End of year	$183	$183	$191
Current portion - End of year	$40	$39	$27

Employee injuries, United States
Loss Contingencies [Line Items]
Provision for personal injury and other claims
In millions	2017	2016	2015
Beginning of year	$118	$105	$95
Accruals and other	46	51	22
Payments	(41)	(34)	(30)
Foreign exchange	(7)	(4)	18
End of year	$116	$118	$105
Current portion - End of year	$25	$37	$24